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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Silchester International Investors Limited
Address: Time & Life Building
         1 Bruton Street
         London, W1J6TL, United Kingdom

Form 13F File Number: 28-12123

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Timothy J. Linehan
Title: Compliance Officer
Phone: 011-44-20-7518-7125

Signature, Place, and Date of Signing:


/s/ Timothy J. Linehan                   London, United Kingdom         4/17/08
-----------------------------------   -----------------------------   ----------
            [Signature]                       [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-__________          __________________________________

[Repeat as necessary.]


                                        9
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          3

Form 13F Information Table Value Total:    584,043
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number   Name
----   --------------------   ----
____   28-_________           _________________________________

[Repeat as necessary.]


                                       10

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                           FORM 13F INFORMATION TABLE

        Column 1           Column 2    Column 3 Column 4       Column 5       Column 6  Column 7       Column 8
----------------------- ------------- --------- -------- ------------------- ---------- -------- -------------------
                           TITLE OF              VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER              CLASS       CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
--------------          ------------- --------- -------- ---------- --- ---- ---------- -------- ------- ------ ----
Chunghwa Telecom Co LTD Sponsored ADR 17133Q205  258,713  9,942,839 SH       SOLE                258,713
Korea Electric PWR      Sponsored ADR 500631106  232,371 15,450,232 SH       SOLE                232,371
KT Corp.                Sponsored ADR 48268K101   92,959  3,914,055 SH       SOLE                 92,959